Marketable Securities and Investments (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Marketable Securities and Investments [Abstract]
Available-for-sale securities, at cost basis		$ 350,164
Proceeds from sale of available-for-sale securities	144,690
Loss recognized from sale of available-for-sale securities	205,474
Gain on sale of restricted securities	$ 38,743